UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00750

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds II

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2021

Item 1. Reports to Stockholders

Semiannual report

US equity mutual fund

Delaware Value® Fund

May 31, 2021

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Value® Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from December 1, 2020 to May 31, 2021 (Unaudited)

The investment objective of the Fund is to seek long-term capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2020 to May 31, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from December 1, 2020 to May 31, 2021 (Unaudited)

Delaware Value® Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/20	5/31/21	Expense Ratio	12/1/20 to 5/31/21*
Actual Fund return†
Class A	$1,000.00	$1,196.50	0.94%	$5.15
Class C	1,000.00	1,191.70	1.69%	9.23
Class R	1,000.00	1,194.70	1.19%	6.51
Institutional Class	1,000.00	1,197.50	0.69%	3.78
Class R6	1,000.00	1,198.60	0.58%	3.18
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.24	0.94%	$4.73
Class C	1,000.00	1,016.50	1.69%	8.50
Class R	1,000.00	1,019.00	1.19%	5.99
Institutional Class	1,000.00	1,021.49	0.69%	3.48
Class R6	1,000.00	1,022.04	0.58%	2.92

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation and top 10 equity holdings
Delaware Value® Fund	As of May 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	98.96%
Communication Services	8.38%
Consumer Discretionary	8.29%
Consumer Staples	6.07%
Energy	3.09%
Financials	16.09%
Healthcare	17.53%
Industrials	12.65%
Information Technology	17.95%
Materials	3.19%
Real Estate	3.22%
Utilities	2.50%
Short-Term Investments	0.90%
Total Value of Securities	99.86%
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
American International Group	3.29%
Raytheon Technologies	3.23%
Equity Residential	3.23%
Caterpillar	3.23%
MetLife	3.22%
Archer-Daniels-Midland	3.21%
Motorola Solutions	3.21%
Truist Financial	3.20%
DuPont de Nemours	3.19%
Discover Financial Services	3.19%

Schedule of investments
Delaware Value® Fund	May 31, 2021 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.96%
Communication Services – 8.38%
Comcast Class A	6,142,147	$352,190,709
Verizon Communications	4,915,733	277,689,757
Walt Disney †	1,758,446	314,146,378
		944,026,844
Consumer Discretionary – 8.29%
Dollar General	1,568,960	318,436,121
Dollar Tree †	2,963,658	288,956,655
Lowe’s	1,677,366	326,801,218
		934,193,994
Consumer Staples – 6.07%
Archer-Daniels-Midland	5,442,937	362,118,599
Conagra Brands	8,465,224	322,525,034
		684,643,633
Energy – 3.09%
ConocoPhillips	6,245,023	348,097,582
		348,097,582
Financials – 16.09%
American International Group	7,027,200	371,317,248
Discover Financial Services	3,065,200	359,425,352
MetLife	5,553,380	362,968,917
Truist Financial	5,842,223	360,932,537
US Bancorp	5,903,300	358,802,574
		1,813,446,628
Healthcare – 17.53%
Cardinal Health	5,550,344	311,207,788
Cigna	1,357,364	351,353,671
CVS Health	4,030,402	348,387,949
Johnson & Johnson	2,000,412	338,569,731
Merck & Co.	3,804,142	288,696,336
Viatris	22,116,103	337,049,410
		1,975,264,885
Industrials – 12.65%
Caterpillar	1,507,592	363,450,279
Honeywell International	1,498,106	345,927,657
Northrop Grumman	961,762	351,879,863
Raytheon Technologies	4,102,807	363,960,009
		1,425,217,808
Information Technology – 17.95%
Broadcom	705,200	333,087,116

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Cisco Systems	6,523,447	$345,090,346
Cognizant Technology Solutions Class A	4,200,441	300,583,558
Fidelity National Information Services	2,252,865	335,631,828
Motorola Solutions	1,760,400	361,427,724
Oracle	4,404,900	346,841,826
		2,022,662,398
Materials – 3.19%
DuPont de Nemours	4,256,007	360,015,632
		360,015,632
Real Estate – 3.22%
Equity Residential	4,693,200	363,488,340
		363,488,340
Utilities – 2.50%
Edison International	5,034,800	281,294,276
		281,294,276
Total Common Stock (cost $7,172,279,215)		11,152,352,020

Short-Term Investments – 0.90%
Money Market Mutual Funds – 0.90%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.03%)	25,492,383	25,492,383
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.01%)	25,492,384	25,492,384
GS Financial Square Government Fund –
Institutional Shares (seven-day effective yield
0.02%)	25,492,384	25,492,384
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.00%)	25,492,384	25,492,384
Total Short-Term Investments (cost $101,969,535)		101,969,535
Total Value of Securities–99.86%
(cost $7,274,248,750)		$11,254,321,555

†	Non-income producing security.

Summary of abbreviations:

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Value® Fund	May 31, 2021 (Unaudited)

Assets:
Investments, at value*	$11,254,321,555
Dividends receivable	24,564,413
Receivable for fund shares sold	15,470,383
Receivable for securities sold	10,275,524
Total Assets	11,304,631,875
Liabilities:
Payable for fund shares redeemed	25,681,132
Investment management fees payable to affiliates	4,971,654
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	2,965,188
Other accrued expenses	647,677
Distribution fees payable to affiliates	642,327
Dividend disbursing and transfer agent fees and expenses payable to affiliates	81,118
Accounting and administration expenses payable to affiliates	33,903
Legal fees payable to affiliates	15,493
Trustees’ fees and expenses payable to affiliates	15,442
Reports and statements to shareholders expenses payable to affiliates	6,839
Distribution payable	250
Total Liabilities	35,061,023
Total Net Assets	$11,269,570,852

Net Assets Consist of:
Paid-in capital	$6,394,202,150
Total distributable earnings (loss)	4,875,368,702
Total Net Assets	$11,269,570,852

Net Asset Value

Class A:
Net assets	$1,684,753,579
Shares of beneficial interest outstanding, unlimited authorization, no par	67,618,775
Net asset value per share	$24.92
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$26.44

Class C:
Net assets	$306,353,158
Shares of beneficial interest outstanding, unlimited authorization, no par	12,317,135
Net asset value per share	$24.87

Class R:
Net assets	$56,561,182
Shares of beneficial interest outstanding, unlimited authorization, no par	2,271,862
Net asset value per share	$24.90

Institutional Class:
Net assets	$7,939,608,669
Shares of beneficial interest outstanding, unlimited authorization, no par	318,680,190
Net asset value per share	$24.91

Class R6:
Net assets	$1,282,294,264
Shares of beneficial interest outstanding, unlimited authorization, no par	51,466,780
Net asset value per share	$24.91
____________________
*Investments, at cost	$7,274,248,750

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Value® Fund	Six months ended May 31, 2021 (Unaudited)

Investment Income:
Dividends	$123,828,887

Expenses:
Management fees	28,267,433
Distribution expenses — Class A	1,973,191
Distribution expenses — Class C	1,568,141
Distribution expenses — Class R	138,322
Dividend disbursing and transfer agent fees and expenses	6,407,328
Accounting and administration expenses	867,894
Reports and statements to shareholders expenses	390,480
Legal fees	262,362
Trustees’ fees and expenses	242,003
Custodian fees	155,047
Registration fees	105,635
Audit and tax fees	17,880
Other	151,261
40,546,977
Less expenses paid indirectly	(1,737)
Total operating expenses	40,545,240
Net Investment Income	83,283,647
Net Realized and Unrealized Gain:
Net realized gain on investments	903,259,854
Net change in unrealized appreciation (depreciation) of investments	972,166,000
Net Realized and Unrealized Gain	1,875,425,854
Net Increase in Net Assets Resulting from Operations	$1,958,709,501

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Value® Fund

	Six months
	ended
	5/31/21	Year ended
	(Unaudited)	11/30/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$83,283,647	$238,111,611
Net realized gain	903,259,854	69,465,897
Net change in unrealized appreciation (depreciation)	972,166,000	(872,158,900)
Net increase (decrease) in net assets resulting from operations	1,958,709,501	(564,581,392)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(23,220,492)	(90,690,637)
Class C	(3,519,389)	(20,807,776)
Class R	(747,263)	(3,428,708)
Institutional Class	(122,898,395)	(509,251,688)
Class R6	(19,731,307)	(57,620,740)
	(170,116,846)	(681,799,549)

Capital Share Transactions:
Proceeds from shares sold:
Class A	104,811,466	270,232,035
Class C	11,925,123	23,000,041
Class R	4,909,723	7,301,395
Institutional Class	698,168,078	2,051,438,936
Class R6	169,749,753	324,407,162

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	22,046,520	87,274,794
Class C	3,413,274	19,761,795
Class R	746,290	3,424,905
Institutional Class	114,313,644	473,598,323
Class R6	16,037,942	46,874,376
	1,146,121,813	3,307,313,762

Statements of changes in net assets
Delaware Value® Fund

	Six months
	ended
	5/31/21	Year ended
	(Unaudited)	11/30/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(210,828,872)	$(708,156,064)
Class C	(79,782,917)	(215,256,245)
Class R	(10,991,557)	(32,973,642)
Institutional Class	(1,565,018,456)	(5,146,040,267)
Class R6	(224,194,065)	(349,030,222)
	(2,090,815,867)	(6,451,456,440)
Decrease in net assets derived from capital share transactions	(944,694,054)	(3,144,142,678)
Net Increase (Decrease) in Net Assets	843,898,601	(4,390,523,619)

Net Assets:
Beginning of period	10,425,672,251	14,816,195,870
End of period	$11,269,570,852	$10,425,672,251

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Value® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$21.14	$22.44	$22.29	$21.63	$19.56	$18.15

0.15	0.38	0.36	0.32	0.29	0.30
3.96	(0.63)	1.02	1.19	2.23	1.65
4.11	(0.25)	1.38	1.51	2.52	1.95

(0.19)	(0.38)	(0.36)	(0.33)	(0.29)	(0.30)
(0.14)	(0.67)	(0.87)	(0.52)	(0.16)	(0.24)
(0.33)	(1.05)	(1.23)	(0.85)	(0.45)	(0.54)

$24.92	$21.14	$22.44	$22.29	$21.63	$19.56

19.65%	(0.90% )	7.09%	7.10%	13.05%	11.02%

$1,684,754	$1,505,191	$1,992,320	$2,135,717	$2,392,927	$3,928,981
0.94%	0.93%	0.93%	0.93%	0.95%	0.97%
1.33%	1.93%	1.68%	1.44%	1.43%	1.64%
15%	25%	16%	20%	16%	9%

Financial highlights
Delaware Value® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$21.10	$22.38	$22.23	$21.57	$19.50	$18.10

0.07	0.23	0.20	0.15	0.14	0.17
3.94	(0.62)	1.01	1.18	2.23	1.63
4.01	(0.39)	1.21	1.33	2.37	1.80

(0.10)	(0.22)	(0.19)	(0.15)	(0.14)	(0.16)
(0.14)	(0.67)	(0.87)	(0.52)	(0.16)	(0.24)
(0.24)	(0.89)	(1.06)	(0.67)	(0.30)	(0.40)

$24.87	$21.10	$22.38	$22.23	$21.57	$19.50

19.17%	(1.68% )	6.29%	6.29%	12.26%	10.18%

$306,353	$319,180	$542,875	$545,157	$607,974	$818,879
1.69%	1.68%	1.68%	1.68%	1.70%	1.72%
0.58%	1.18%	0.93%	0.69%	0.68%	0.89%
15%	25%	16%	20%	16%	9%

Financial highlights
Delaware Value® Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$21.13	$22.43	$22.27	$21.61	$19.54	$18.14

0.12	0.33	0.30	0.26	0.24	0.26
3.96	(0.62)	1.03	1.19	2.23	1.63
4.08	(0.29)	1.33	1.45	2.47	1.89

(0.17)	(0.34)	(0.30)	(0.27)	(0.24)	(0.25)
(0.14)	(0.67)	(0.87)	(0.52)	(0.16)	(0.24)
(0.31)	(1.01)	(1.17)	(0.79)	(0.40)	(0.49)

$24.90	$21.13	$22.43	$22.27	$21.61	$19.54

19.47%	(1.16% )	6.85%	6.82%	12.78%	10.70%

$56,561	$52,840	$81,159	$116,330	$170,221	$184,004
1.19%	1.18%	1.18%	1.18%	1.20%	1.22%
1.08%	1.68%	1.43%	1.19%	1.18%	1.39%
15%	25%	16%	20%	16%	9%

Financial highlights
Delaware Value® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$21.14	$22.45	$22.30	$21.64	$19.56	$18.16

0.18	0.43	0.41	0.37	0.34	0.35
3.95	(0.64)	1.02	1.19	2.23	1.63
4.13	(0.21)	1.43	1.56	2.57	1.98

(0.22)	(0.43)	(0.41)	(0.38)	(0.33)	(0.34)
(0.14)	(0.67)	(0.87)	(0.52)	(0.16)	(0.24)
(0.36)	(1.10)	(1.28)	(0.90)	(0.49)	(0.58)

$24.91	$21.14	$22.45	$22.30	$21.64	$19.56

19.75%	(0.68% )	7.36%	7.36%	13.38%	11.23%

$7,939,609	$7,427,159	$11,037,713	$10,406,840	$9,242,253	$8,870,934
0.69%	0.68%	0.68%	0.68%	0.70%	0.72%
1.58%	2.18%	1.93%	1.69%	1.68%	1.89%
15%	25%	16%	20%	16%	9%

Financial highlights
Delaware Value® Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	Portfolio turnover is representative of the Fund for the entire period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					5/2/16[1]
5/31/21[2]	Year ended				to
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$21.14	$22.45	$22.30	$21.64	$19.57	$18.49

0.19	0.45	0.44	0.39	0.36	0.22
3.95	(0.64)	1.01	1.19	2.23	1.04
4.14	(0.19)	1.45	1.58	2.59	1.26

(0.23)	(0.45)	(0.43)	(0.40)	(0.36)	(0.18)
(0.14)	(0.67)	(0.87)	(0.52)	(0.16)	—
(0.37)	(1.12)	(1.30)	(0.92)	(0.52)	(0.18)

$24.91	$21.14	$22.45	$22.30	$21.64	$19.57

19.86%	(0.57% )	7.48%	7.46%	13.45%	6.83%

$1,282,294	$1,121,302	$1,162,129	$582,092	$276,328	$4,650
0.58%	0.58%	0.58%	0.58%	0.60%	0.62%
1.69%	2.28%	2.03%	1.79%	1.78%	2.01%
15%	25%	16%	20%	16%	9% [6]

Notes to financial statements
Delaware Value® Fund	May 31, 2021 (Unaudited)

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by DDLP.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2021 and for all open tax years (years ended November 30, 2017–November 30, 2020), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly. There were no such earnings credits for the six months ended May 31, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses

Notes to financial statements
Delaware Value® Fund

1. Significant Accounting Policies (continued)

paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2021, the Fund earned $1,737 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2021, the Fund was charged $185,679 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2021, the Fund was charged $458,640 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00% and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of (1) 0.10% of the average daily net assets representing shares that were acquired prior to May 2, 1994 and (2) 0.25% of the average daily net assets representing shares that were acquired on or after May 2, 1994. All Class A shareholders will bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2021, the Fund was charged $159,199 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2021, DDLP earned $30,625 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2021, DDLP received gross CDSC commissions of $14,047 and $4,870 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

3. Investments

For the six months ended May 31, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$1,602,311,609
Sales	2,589,605,025

At May 31, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year

Notes to financial statements
Delaware Value® Fund

3. Investments (continued)

end. At May 31, 2021, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$7,274,248,750
Aggregate unrealized appreciation of investments	$4,023,370,556
Aggregate unrealized depreciation of investments	(43,297,751)
Net unrealized appreciation of investments	$3,980,072,805

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2021:

Level 1
Securities
Assets:
Common Stock	$11,152,352,020
Short-Term Investments	101,969,535
Total Value of Securities	$11,254,321,555

During the six months ended May 31, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the six months ended May 31, 2021, there were no Level 3 investments.

Notes to financial statements
Delaware Value® Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	5/31/21	11/30/20
Shares sold:
Class A	4,570,514	14,074,024
Class C	517,204	1,160,200
Class R	214,803	377,038
Institutional Class	30,617,589	106,416,654
Class R6	7,386,500	17,018,763

Shares issued upon reinvestment of dividends and distributions:
Class A	998,809	4,230,831
Class C	156,175	937,235
Class R	33,896	164,612
Institutional Class	5,178,259	22,972,530
Class R6	725,064	2,296,394
	50,398,813	169,648,281

Shares redeemed:
Class A	(9,138,763)	(35,881,362)
Class C	(3,480,310)	(11,231,247)
Class R	(477,496)	(1,659,236)
Institutional Class	(68,394,437)	(269,777,829)
Class R6	(9,679,389)	(18,046,940)
	(91,170,395)	(336,596,614)
Net decrease	(40,771,582)	(166,948,333)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended May 31, 2021 and the year ended November 30, 2020, the Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions
			Institutional			Institutional
	Class A	Class C	Class	Class R6	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
5/31/21	135,456	79,512	298,608	—	69,593	127,388	316,677	$11,638,093
Year ended
11/30/20	208,406	126,105	234,341	15,157	68,124	281,354	234,341	11,666,097

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of May 31, 2021, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

Notes to financial statements
Delaware Value® Fund

6. Securities Lending (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2021, the Fund had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2021, there were no Rule 144A securities held by the Fund.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Delaware Value® Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

About the organization

Board of trustees
Shawn K. Lytle President and Chief Executive Officer Delaware Funds® by Macquarie Philadelphia, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN
Jerome D. Abernathy Managing Member, Stonebrook Capital Management, LLC Jersey City, NJ	Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA
Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Value® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS II

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 4, 2021

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 4, 2021